Leases - Schedule of Maturities of Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Apr. 01, 2022
Leases [Abstract]
2024	¥ 2,744
2025	768
Total undiscounted lease payments	3,512
Less: imputed interest	(105)
Total present value of lease liabilities	¥ 3,407	¥ 13,507